Franchising and Marketing Activities	12 Months Ended
Dec. 31, 2011
Franchisors [Abstract]
Franchising and Marketing Activities
FRANCHISING AND MARKETING ACTIVITIES
Franchise fee revenue includes domestic initial franchise fees and international area development fees of $9 million, $6 million, and $6 million for the year ended December 31, 2011, 2010 and 2009, respectively. In addition, franchise fee revenue is net of annual volume incentives provided to real estate franchisees of $25 million, $24 million and $25 million for the year ended December 31, 2011, 2010 and 2009, respectively. The Company’s real estate franchisees may receive volume incentives on their royalty payments. Such annual incentives are based upon the amount of commission income earned and paid during a calendar year. Each brand has several different annual incentive schedules currently in effect.
The Company’s wholly-owned real estate brokerage services segment, NRT, pays royalties to the Company’s franchise business; however, such amounts are eliminated in consolidation. NRT paid royalties to the Real Estate Franchise Services segment of $204 million, $206 million and $202 million for the year ended December 31, 2011, 2010 and 2009, respectively.
Marketing fees are generally paid by the Company’s real estate franchisees and are calculated based on a specified percentage of gross closed commissions earned on the sale of real estate, subject to certain minimum and maximum payments. Such fees are recorded within Other revenues on the accompanying Consolidated Statements of Operations. As provided for in the franchise agreements and generally at the Company’s discretion, all of these fees are to be expended for marketing purposes.
The number of franchised and company owned outlets in operation are as follows:

	(Unaudited) As of December 31,
	2011	2010	2009
Franchised:
Century 21®	7,475	7,955	7,711
ERA®	2,364	2,488	2,621
Coldwell Banker®	2,485	2,583	2,648
Coldwell Banker Commercial®	175	181	212
Sotheby’s International Realty®	573	531	470
Better Homes and Gardens® Real Estate	210	201	103
	13,282	13,939	13,765
Company Owned:
ERA®	10	11	11
Coldwell Banker®	649	669	676
Sotheby’s International Realty®	30	31	36
Corcoran®/Other	35	35	35
	724	746	758

The number of franchised and company owned outlets (in the aggregate) changed as follows:

	(Unaudited) For the Year Ended December 31,
	2011	2010	2009
Franchised:
Beginning balance	13,939	13,765	14,794
Additions	335	1,269	452
Terminations	(992)	(1,095)	(1,481)
Ending Balance	13,282	13,939	13,765
Company Owned:
Beginning balance	746	758	835
Additions	10	20	7
Closures	(32)	(32)	(84)
Ending Balance	724	746	758

 As of December 31, 2011, there were an insignificant amount of franchise agreements that have been executed, but for which offices are not yet operating. Additionally, as of December 31, 2011, there were an insignificant number of franchise agreements pending termination.
In connection with ongoing fees the Company receives from its franchisees pursuant to the franchise agreements, the Company is required to provide certain services, such as training and marketing. In order to assist franchisees in converting to one of the Company’s brands or in franchise expansion, the Company may also, at its discretion, provide conversion notes to franchisees who are either new or who are expanding their operations. Prior to 2009, the Company issued development advance notes. Provided the franchisee meets certain minimum annual revenue thresholds during the term of the notes, and is in compliance with the terms of the franchise agreement, the amount of the note is forgiven annually in equal ratable amounts over the life of the franchise agreement. Otherwise, related principal is due and payable to the Company. The amount of such franchisee conversion notes and development advance notes were $90 million, net of $14 million of reserves, and $85 million, net of $20 million of reserves, at December 31, 2011 and 2010, respectively. These notes are principally classified within Other non-current assets in the Company’s Consolidated Balance Sheets. The Company recorded an income statement charge related to the forgiveness of these notes of $13 million, $13 million and $13 million for the years ended December 31, 2011, 2010 and 2009, respectively.